Other Current Liabilities - Summary of Other Current Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Other Current Liabilities [line items]
Accrued interest	kr 333	kr 373
Accrued expenses	28,369	31,377
Derivative liabilities	168	3,337
Total	34,038	40,677
Of which employee-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	15,987	17,869
Of which supplier-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	8,622	8,592
Of which other [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	3,760	4,916
Other [member]
Disclosure of Other Current Liabilities [line items]
Other	kr 5,168	kr 5,590